UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  028-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

 /s/   David Elliott     Rockville, MD/USA     May 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $443,068 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI PAC J IDX   464286665     5594   128548 SH       SOLE                        0        0   128548
ISHARES TR                     BARCLYS TIPS BD  464287176     1439    12227 SH       SOLE                        0        0    12227
ISHARES TR                     S&P 500 INDEX    464287200   141397  1001326 SH       SOLE                        0        0  1001326
ISHARES TR                     MSCI EMERG MKT   464287234     9636   224391 SH       SOLE                        0        0   224391
ISHARES TR                     IBOXX INV CPBD   464287242     1478    12780 SH       SOLE                        0        0    12780
ISHARES TR                     S&P MIDCAP 400   464287507      899     9062 SH       SOLE                        0        0     9062
ISHARES TR                     RUSSELL1000VAL   464287598      511     7291 SH       SOLE                        0        0     7291
ISHARES TR                     RUSSELL1000GRW   464287614     1344    20336 SH       SOLE                        0        0    20336
ISHARES TR                     RUSL 2000 VALU   464287630      487     6675 SH       SOLE                        0        0     6675
ISHARES TR                     RUSL 2000 GROW   464287648      352     3688 SH       SOLE                        0        0     3688
ISHARES TR                     RUSSELL 2000     464287655     8317   100438 SH       SOLE                        0        0   100438
ISHARES TR                     RUSSELL 3000     464287689      479     5751 SH       SOLE                        0        0     5751
ISHARES TR                     MSCI GRW IDX     464288885    28634   521656 SH       SOLE                        0        0   521656
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     2136    43114 SH       SOLE                        0        0    43114
SPDR GOLD TRUST                GOLD SHS         78463V107   202159  1246970 SH       SOLE                        0        0  1246970
VANGUARD INDEX FDS             REIT ETF         922908553    10067   158164 SH       SOLE                        0        0   158164
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      966    21846 SH       SOLE                        0        0    21846
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    22115   508743 SH       SOLE                        0        0   508743
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     5058   148626 SH       SOLE                        0        0   148626